Accumulated Other Comprehensive Loss- Components of Accumulated Other Comprehensive Loss Net of Tax Except for Foreign Currency Translation Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,160.0	$ 2,284.4	$ 2,517.7	[1]
Other comprehensive income (loss)	12.6	(35.0)	33.7
Reclassifications from accumulated other comprehensive loss (3)	0.5	0.5	6.1
Other comprehensive loss	13.1	(35.6)	39.8
Reclassifications from accumulated other comprehensive loss - Adoption of ASU 2018-02	0.0	(1.1)	0.0
Ending balance	1,830.9	2,160.0	2,284.4
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(91.7)	(57.2)	(89.4)
Other comprehensive income (loss)	12.3	(34.5)	32.2
Reclassifications from accumulated other comprehensive loss (3)	0.0	0.0	0.0
Other comprehensive loss	12.3	(34.5)	32.2
Reclassifications from accumulated other comprehensive loss - Adoption of ASU 2018-02		0.0
Ending balance	(79.4)	(91.7)	(57.2)
Unrecognized Pension and Postretirement Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5.4)	(4.3)	(11.9)
Other comprehensive income (loss)	0.3	(0.5)	1.5
Reclassifications from accumulated other comprehensive loss (3)	0.5	0.5	6.1
Other comprehensive loss	0.8	(1.1)	7.6
Reclassifications from accumulated other comprehensive loss - Adoption of ASU 2018-02		(1.1)
Ending balance	(4.6)	(5.4)	(4.3)
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(97.1)	(61.5)	(101.3)	[1]
Ending balance	$ (84.0)	$ (97.1)	$ (61.5)

[1]
(1)
The retained earnings balance has been revised from the amounts previously reported as a result of the change in Pickles inventory valuation method from LIFO to FIFO. Refer to Note 7 for additional information.